Loan Receivable - Third Party (Details)	12 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Oct. 15, 2026 SGD ($)	Apr. 15, 2025
Loan Receivable - Third Party [Line Items]
Percentage of Interest					5.00%
Collected borrowings		$ 1,300,000
Loan receivable			$ 2,621,944
Borrower A [Member]
Loan Receivable - Third Party [Line Items]
Collection amount (in Dollars)	$ 965,000
Borrower A [Member] | Forecast [Member]
Loan Receivable - Third Party [Line Items]
Amount to Borrower (in Dollars)				$ 356,944
Maximum [Member]
Loan Receivable - Third Party [Line Items]
Loan receivable		1,321,944
Maximum [Member] | Related Party [Member]
Loan Receivable - Third Party [Line Items]
Principal amount		2,621,944
Minimum [Member]
Loan Receivable - Third Party [Line Items]
Loan receivable		1,028,030
Minimum [Member] | Related Party [Member]
Loan Receivable - Third Party [Line Items]
Principal amount		$ 2,000,000